Nature of Operations and Summary of Significant Accounting Policies - Allowance for Doubtful Accounts Balance (Details) (USD $)	6 Months Ended		12 Months Ended
	Jul. 14, 2014	Jul. 15, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning allowance	$ 12,732	$ 8,586	$ 8,586	$ 974	$ 2,170
Bad debt expense	5,344	7,565	11,041	12,539	4,616
Write offs			(6,895)	(4,927)	(5,812)
Ending allowance			$ 12,732	$ 8,586	$ 974